OTHER INCOME AND EXPENSE - Other income - Tabular disclosure (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other income and expense [abstract]
Foreign exchange loss, net	$ 584,990	$ (452,635)	$ 2,253,880
Share of net income from investments in associates and joint ventures	350,935	378,396	371,397
Dividends	126,700	141,867	119,988
Net gain on asset valuation	71,701	27,863	82,535
Gain on sale of properties, plant and equipment	52,710	80,916	360,590
Gain on the sale of non-current assets held for sale	11,888	20,110	45,873
Net (loss) gain on sale of investments	(18,431)	149,612	82,936
Other income	235,260	300,048	251,626
Total other income	$ 1,415,753	$ 646,177	$ 3,568,825